Schwab Capital Trust
Schwab Fundamental Global Real Estate Index Fund

Portfolio Holdings as of November 30, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Australia 3.1%
Charter Hall Group	11,508	187,545
Cromwell Property Group	54,223	16,178
Dexus	34,926	163,880
Goodman Group	13,563	263,965
GPT Group	50,072	182,117
Mirvac Group	200,968	284,656
Region Group	41,490	64,978
Scentre Group	169,426	452,960
Stockland	109,147	430,379
Vicinity Ltd.	156,914	252,961
		2,299,619

Belgium 0.4%
Aedifica SA	916	70,618
Cofinimmo SA	1,304	118,138
Warehouses De Pauw CVA	2,850	73,973
		262,729

Brazil 0.2%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	17,376	116,310

Canada 2.2%
Allied Properties Real Estate Investment Trust	8,250	76,747
Altus Group Ltd.	906	36,073
Artis Real Estate Investment Trust	2,898	13,770
Boardwalk Real Estate Investment Trust	291	13,375
Canadian Apartment Properties REIT	5,400	146,955
Choice Properties Real Estate Investment Trust	8,898	96,910
Colliers International Group, Inc.	870	126,100
Crombie Real Estate Investment Trust	7,098	78,271
CT Real Estate Investment Trust	1,059	12,330
Dream Industrial Real Estate Investment Trust	6,757	60,247
First Capital Real Estate Investment Trust	9,905	139,207
FirstService Corp.	800	125,795
Granite Real Estate Investment Trust	2,013	110,326
H&R Real Estate Investment Trust	22,272	164,476
Killam Apartment Real Estate Investment Trust	3,699	44,257
Northwest Healthcare Properties Real Estate Investment Trust	13,592	53,300
RioCan Real Estate Investment Trust	17,772	240,868
SmartCentres Real Estate Investment Trust	5,000	93,850
		1,632,857

China 7.3%
Agile Group Holdings Ltd. *	581,000	29,587
A-Living Smart City Services Co. Ltd., H Shares	247,000	76,293
C&D International Investment Group Ltd.	49,719	105,751
SECURITY	NUMBER OF SHARES	VALUE ($)
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A Shares	69,600	91,360
China Resources Land Ltd.	323,500	1,259,582
China Resources Mixc Lifestyle Services Ltd.	7,600	43,427
China Vanke Co. Ltd., A Shares *	434,800	331,707
China Vanke Co. Ltd., H Shares *(a)	729,200	341,800
CIFI Holdings Group Co. Ltd. *(a)	1,250,000	30,912
Country Garden Services Holdings Co. Ltd.	316,900	260,470
Gemdale Corp., A Shares *	169,300	83,136
Greenland Holdings Corp. Ltd., A Shares *	52,800	12,961
Greentown China Holdings Ltd.	141,000	161,202
Greentown Service Group Co. Ltd.	102,000	58,913
Guangzhou R&F Properties Co. Ltd., H Shares *(a)	1,213,822	98,582
Hopson Development Holdings Ltd. *	273,900	106,596
KE Holdings, Inc., ADR	25,021	431,112
Longfor Group Holdings Ltd.	549,000	688,628
Midea Real Estate Holding Ltd. *	7,600	4,381
Onewo, Inc., H Shares	4,900	12,753
Poly Developments & Holdings Group Co. Ltd., A Shares	259,300	248,515
Red Star Macalline Group Corp. Ltd., H Shares *	205,600	34,110
Seazen Group Ltd. *	1,018,000	280,290
Seazen Holdings Co. Ltd., A Shares *	31,700	67,004
Shenzhen Overseas Chinese Town Co. Ltd., A Shares *	249,100	93,949
Shui On Land Ltd.	1,224,500	113,493
Sunac China Holdings Ltd. *(a)	1,382,000	244,382
Zhuhai Huafa Properties Co. Ltd., A Shares	92,300	59,805
		5,370,701

France 2.3%
Altarea SCA	112	13,698
Carmila SA *	3,557	70,706
Covivio SA	2,536	163,832
Gecina SA	1,817	168,448
ICADE *	5,015	123,365
Klepierre SA	7,996	311,270
Mercialys SA	4,767	60,638
Nexity SA *	17,182	185,491
Pierre Et Vacances SA *	6,230	11,447
Unibail-Rodamco-Westfield *	5,350	568,277
		1,677,172

Germany 1.4%
LEG Immobilien SE	2,242	168,438
TAG Immobilien AG	7,311	124,674
Vonovia SE	23,874	722,741
		1,015,853

Guernsey 0.0%
Sirius Real Estate Ltd.	10,972	14,262

Hong Kong 11.1%
China Jinmao Holdings Group Ltd.	1,279,000	227,340
China Overseas Grand Oceans Group Ltd.	690,000	211,188

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
China Overseas Land & Investment Ltd.	778,500	1,334,743
CK Asset Holdings Ltd.	173,450	891,828
Fortune Real Estate Investment Trust	93,000	59,440
Hang Lung Group Ltd.	103,000	206,777
Hang Lung Properties Ltd.	112,697	130,521
Henderson Land Development Co. Ltd.	57,866	218,676
Hongkong Land Holdings Ltd.	52,127	331,306
Hysan Development Co. Ltd.	43,500	99,096
Jiayuan International Group Ltd. *(b)	534,000	0
Kerry Properties Ltd.	75,000	203,059
Link REIT	87,300	414,647
New World Development Co. Ltd. *	743,460	658,017
Poly Property Group Co. Ltd.	825,000	203,733
Shanghai Industrial Holdings Ltd.	100,000	196,623
Shenzhen Investment Ltd. *	730,000	83,569
Shinsun Holdings Group Co. Ltd. *(b)	1,290,000	0
Sino Land Co. Ltd.	146,204	196,383
Sun Hung Kai Properties Ltd.	91,342	1,160,075
Swire Pacific Ltd., A Shares	48,000	412,103
Swire Pacific Ltd., B Shares	95,000	144,959
Swire Properties Ltd.	44,800	123,150
Wharf Holdings Ltd.	44,000	133,550
Wharf Real Estate Investment Co. Ltd.	100,400	317,833
Yuexiu Property Co. Ltd.	287,359	166,993
		8,125,609

Israel 0.4%
Alony Hetz Properties & Investments Ltd.	7,413	85,538
Ashtrom Group Ltd.	752	17,047
Azrieli Group Ltd.	554	56,288
Elco Ltd.	1,176	58,580
G City Ltd.	4,956	15,445
Melisron Ltd.	129	16,096
Mivne Real Estate KD Ltd.	14,936	64,341
		313,335

Japan 12.0%
Activia Properties, Inc.	81	74,384
Advance Residence Investment Corp.	82	89,819
AEON REIT Investment Corp.	83	72,237
Daito Trust Construction Co. Ltd.	33,850	647,539
Daiwa House REIT Investment Corp.	154	139,638
Daiwa Office Investment Corp.	23	56,118
Daiwa Securities Living Investments Corp.	74	53,886
Frontier Real Estate Investment Corp.	90	54,747
GLP J-Reit	115	108,959
Heiwa Real Estate Co. Ltd.	700	10,246
Hulic Co. Ltd.	26,900	296,706
Industrial & Infrastructure Fund Investment Corp.	78	75,382
Invincible Investment Corp.	132	56,483
Japan Excellent, Inc.	52	50,600
Japan Hotel REIT Investment Corp.	93	51,394
Japan Logistics Fund, Inc.	77	51,082
Japan Metropolitan Fund Invest	254	200,214
Japan Prime Realty Investment Corp.	127	86,442
Japan Real Estate Investment Corp.	214	183,249
Japan Wool Textile Co. Ltd.	7,100	82,317
KDX Realty Investment Corp.	71	80,962
Leopalace21 Corp.	11,100	46,216
Mitsubishi Estate Co. Ltd.	64,700	1,526,472
Mitsui Fudosan Accommodations Fund, Inc.	73	62,123
Mitsui Fudosan Co. Ltd.	140,800	1,653,770
Nippon Building Fund, Inc.	224	214,150
Nippon Prologis REIT, Inc.	183	110,279
Nomura Real Estate Holdings, Inc.	43,600	267,538
Nomura Real Estate Master Fund, Inc.	167	182,196
SECURITY	NUMBER OF SHARES	VALUE ($)
NTT UD REIT Investment Corp.	55	49,312
Orix JREIT, Inc.	197	135,241
Relo Group, Inc.	5,300	58,211
Sekisui House Reit, Inc.	131	66,775
Starts Corp., Inc.	3,500	110,019
Sumitomo Realty & Development Co. Ltd.	15,900	768,356
Token Corp.	1,300	122,328
Tokyo Tatemono Co. Ltd.	13,400	296,188
Tokyu Fudosan Holdings Corp.	56,800	528,006
United Urban Investment Corp.	110	129,979
		8,849,563

Jersey 0.4%
International Workplace Group PLC	108,086	331,285

Luxembourg 0.2%
Aroundtown SA *	48,755	167,906
Grand City Properties SA	1,208	15,313
		183,219

Mexico 0.7%
Corp. Inmobiliaria Vesta SAB de CV	11,486	35,812
FIBRA Macquarie Mexico	37,283	64,681
Fibra Uno Administracion SA de CV	231,819	337,196
Prologis Property Mexico SA de CV	10,117	43,158
		480,847

Netherlands 0.4%
CTP NV	2,139	45,565
Eurocommercial Properties NV	2,055	63,329
NEPI Rockcastle NV *	23,544	201,699
		310,593

Philippines 0.7%
Alliance Global Group, Inc.	156,200	18,724
Ayala Corp.	16,810	136,154
Ayala Land, Inc.	344,932	119,825
Megaworld Corp.	1,500,000	51,952
Robinsons Land Corp.	152,600	41,479
SM Prime Holdings, Inc.	299,700	117,651
		485,785

Singapore 1.7%
CapitaLand Ascendas REIT *	97,688	212,176
CapitaLand Ascott Trust	100,680	73,424
CapitaLand Integrated Commercial Trust *	121,175	220,096
City Developments Ltd.	33,700	188,239
Frasers Logistics & Commercial Trust *	112,800	85,379
Mapletree Industrial Trust *	54,244	86,321
Mapletree Logistics Trust *	97,431	99,311
Mapletree Pan Asia Commercial Trust *	78,027	88,019
UOL Group Ltd.	33,580	218,336
		1,271,301

South Africa 0.8%
Fortress Real Estate Investments Ltd., Class B	13,729	20,668
Growthpoint Properties Ltd.	266,362	272,414
Hyprop Investments Ltd.	19,842	65,822
Redefine Properties Ltd.	468,268	160,322

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Resilient REIT Ltd.	4,190	18,925
Vukile Property Fund Ltd.	12,165	17,360
		555,511

Spain 0.3%
Colonial SFL Socimi SA	11,634	71,213
Merlin Properties Socimi SA	10,877	160,666
		231,879

Sweden 0.7%
Castellum AB	13,431	152,442
Corem Property Group AB, B Shares	18,968	7,984
Fabege AB	7,187	62,422
Fastighets AB Balder, B Shares *	10,724	77,099
Pandox AB	561	11,314
Sagax AB, B Shares	2,095	44,824
Samhallsbyggnadsbolaget i Norden AB *(a)	166,659	74,990
Wihlborgs Fastigheter AB	6,286	61,259
		492,334

Switzerland 0.8%
Allreal Holding AG	503	126,504
Mobimo Holding AG *	162	72,413
PSP Swiss Property AG	685	121,214
Swiss Prime Site AG	1,731	255,257
		575,388

Taiwan 0.1%
Huaku Development Co. Ltd.	17,640	59,042
Ruentex Development Co. Ltd.	42,273	40,655
		99,697

Thailand 0.6%
3BB Internet Infrastructure Fund, Class F	311,600	59,621
Central Pattana PCL NVDR	83,700	139,582
Land & Houses PCL NVDR	808,311	87,984
Pruksa Holding PCL NVDR	38,800	4,555
Sansiri PCL NVDR	1,271,183	55,718
Supalai PCL NVDR	156,682	82,247
		429,707

United Arab Emirates 1.1%
Aldar Properties PJSC	41,003	91,031
Emaar Development PJSC	29,239	117,064
Emaar Properties PJSC	160,358	580,999
		789,094

United Kingdom 1.8%
Big Yellow Group PLC	4,498	69,036
British Land Co. PLC	32,685	175,840
Derwent London PLC	3,501	78,659
Grainger PLC	22,170	54,237
Land Securities Group PLC	31,128	249,182
LondonMetric Property PLC	18,353	45,703
Primary Health Properties PLC	70,997	91,619
Safestore Holdings PLC	7,153	70,208
Savills PLC	12,352	166,447
Segro PLC	22,391	211,547
Tritax Big Box REIT PLC	35,676	70,268
UNITE Group PLC	6,049	42,252
		1,324,998

SECURITY	NUMBER OF SHARES	VALUE ($)
United States 48.8%
Acadia Realty Trust	2,724	56,033
Agree Realty Corp.	1,299	97,711
Alexander & Baldwin, Inc.	3,463	54,127
Alexandria Real Estate Equities, Inc.	7,078	379,876
American Assets Trust, Inc.	2,841	55,400
American Healthcare REIT, Inc.	1,663	84,447
American Homes 4 Rent, Class A	6,434	206,660
American Tower Corp.	9,428	1,709,014
Americold Realty Trust, Inc.	14,655	158,714
Anywhere Real Estate, Inc. *	43,911	625,732
Apple Hospitality REIT, Inc.	12,207	145,141
AvalonBay Communities, Inc.	3,180	578,569
Brandywine Realty Trust	22,389	76,794
Brixmor Property Group, Inc.	10,516	274,888
Broadstone Net Lease, Inc.	6,063	106,527
BXP, Inc.	8,568	619,981
Camden Property Trust	2,925	311,045
CareTrust REIT, Inc.	1,751	65,715
CBRE Group, Inc., Class A *	11,338	1,834,829
Centerspace	604	40,323
Claros Mortgage Trust, Inc. *	25,897	86,237
Compass, Inc., Class A *	20,382	212,380
COPT Defense Properties	4,876	149,839
CoStar Group, Inc. *	3,150	216,720
Cousins Properties, Inc.	6,781	174,814
Crown Castle, Inc.	15,192	1,386,726
CubeSmart	5,126	190,841
Cushman & Wakefield Ltd. *	21,988	368,299
DiamondRock Hospitality Co.	10,748	97,914
Digital Realty Trust, Inc.	6,645	1,063,997
Diversified Healthcare Trust	31,170	150,551
Douglas Emmett, Inc.	11,469	139,807
Easterly Government Properties, Inc.	2,502	54,544
EastGroup Properties, Inc.	703	127,370
Elme Communities	3,646	63,295
Empire State Realty Trust, Inc., Class A	11,744	82,560
EPR Properties	3,085	161,253
Equinix, Inc.	1,270	956,704
Equity LifeStyle Properties, Inc.	3,372	211,998
Equity Residential	11,592	715,806
Essential Properties Realty Trust, Inc.	2,094	66,296
Essex Property Trust, Inc.	1,528	402,811
eXp World Holdings, Inc.	13,924	158,037
Extra Space Storage, Inc.	2,951	392,985
Federal Realty Investment Trust	2,591	255,809
First Industrial Realty Trust, Inc.	2,796	160,043
Four Corners Property Trust, Inc.	1,960	47,118
Gaming & Leisure Properties, Inc.	6,474	281,813
Global Net Lease, Inc.	10,739	88,167
Healthcare Realty Trust, Inc.	15,097	275,218
Healthpeak Properties, Inc.	25,273	461,485
Highwoods Properties, Inc.	6,674	185,537
Host Hotels & Resorts, Inc.	35,494	625,759
Howard Hughes Holdings, Inc. *	193	17,279
Hudson Pacific Properties, Inc. *	55,175	109,247
Independence Realty Trust, Inc.	4,602	78,924
Innovative Industrial Properties, Inc.	729	36,049
InvenTrust Properties Corp.	2,269	64,757
Invitation Homes, Inc.	13,632	384,422
Iron Mountain, Inc.	6,501	561,361
JBG SMITH Properties	9,143	166,677
Jones Lang LaSalle, Inc. *	3,303	1,075,754
Kennedy-Wilson Holdings, Inc.	10,172	98,974
Kilroy Realty Corp.	6,828	292,853
Kimco Realty Corp.	16,987	350,951
Kite Realty Group Trust	5,502	127,316
Lamar Advertising Co., Class A	2,559	338,786

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Lineage, Inc.	1,481	53,049
LTC Properties, Inc.	1,409	51,414
LXP Industrial Trust	2,775	134,588
Macerich Co.	10,664	185,127
Marcus & Millichap, Inc.	1,822	53,385
McGrath RentCorp	852	87,824
Medical Properties Trust, Inc.	60,908	350,830
Mid-America Apartment Communities, Inc.	3,206	435,663
National Health Investors, Inc.	1,120	89,018
National Storage Affiliates Trust	1,946	57,310
Newmark Group, Inc., Class A	6,383	110,937
NNN REIT, Inc.	4,830	199,721
Omega Healthcare Investors, Inc.	6,400	293,888
Outfront Media, Inc.	8,311	195,558
Paramount Group, Inc. *	16,259	107,147
Park Hotels & Resorts, Inc.	21,736	235,184
Peakstone Realty Trust	5,769	78,862
Pebblebrook Hotel Trust	10,330	117,142
Phillips Edison & Co., Inc.	3,193	113,352
Piedmont Realty Trust, Inc., Class A	14,678	128,286
Prologis, Inc.	14,413	1,852,503
Public Storage	2,621	719,569
Realty Income Corp.	11,870	683,831
Regency Centers Corp.	4,445	316,306
Rexford Industrial Realty, Inc.	3,618	150,545
RLJ Lodging Trust	17,143	129,258
Ryman Hospitality Properties, Inc.	1,136	108,408
Sabra Health Care REIT, Inc.	8,880	173,249
SBA Communications Corp.	2,038	395,922
Service Properties Trust (c)	69,419	120,789
Sila Realty Trust, Inc.	1,433	34,277
Simon Property Group, Inc.	6,792	1,265,485
SITE Centers Corp.	102	751
SL Green Realty Corp.	3,841	181,026
STAG Industrial, Inc.	4,563	179,235
Summit Hotel Properties, Inc.	7,168	38,420
Sun Communities, Inc.	3,485	449,007
Sunstone Hotel Investors, Inc.	12,491	116,916
Tanger, Inc.	2,813	94,461
Terreno Realty Corp.	1,242	77,985
UDR, Inc.	8,816	321,079
Uniti Group, Inc.	21,288	135,605
Urban Edge Properties	4,800	92,256
Ventas, Inc.	12,632	1,018,518
Veris Residential, Inc.	3,281	49,412
VICI Properties, Inc.	16,152	465,501
Vornado Realty Trust	7,570	278,727
Welltower, Inc.	7,793	1,622,658
WP Carey, Inc.	6,196	417,425
Xenia Hotels & Resorts, Inc.	6,846	95,707
		35,860,725
Total Common Stocks (Cost $53,870,625)		73,100,373

RIGHTS 0.0% OF NET ASSETS

Philippines 0.0%
Alliance Global Group, Inc.
expires 12/11/25, strike PHP 0.50 *(b)	42,050	4,682
Total Rights (Cost $0)		4,682
SECURITY	NUMBER OF SHARES	VALUE ($)
INVESTMENT COMPANIES 0.0% OF NET ASSETS

United States 0.0%
iShares Core U.S. REIT ETF	416	24,540
Total Investment Companies (Cost $23,732)		24,540

SHORT-TERM INVESTMENTS 1.2% OF NET ASSETS

Money Market Funds 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (d)(e)	874,763	874,763
Total Short-Term Investments (Cost $874,763)		874,763
Total Investments in Securities (Cost $54,769,120)		74,004,358

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
Dow Jones U.S. Real Estate Index, expires 12/19/25	7	256,690	4,874
MSCI Emerging Markets Index, expires 12/19/25	1	68,880	(152)
			4,722

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $750,098.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
ETF —	Exchange-Traded Fund
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

PHP —	Philippine Peso

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended November 30, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 28, 2025, and/or Value and Balance of Shares Held at November 30, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 2/28/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/25	BALANCE OF SHARES HELD AT 11/30/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

United States 0.2%
Service Properties Trust	$—	$60,209	($7,466 )	($26,599 )	($59,022 )	$120,789	69,419	$2,005
Total	$—	$60,209	($7,466 )	($26,599 )	($59,022 )	$120,789		$2,005

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$38,105,001	$—	$—	$38,105,001
Australia	—	2,299,619	—	2,299,619
Belgium	—	262,729	—	262,729
China	537,708	4,832,993	—	5,370,701
France	—	1,677,172	—	1,677,172
Germany	—	1,015,853	—	1,015,853
Hong Kong	351,736	7,773,873	0 *	8,125,609
Israel	—	313,335	—	313,335
Japan	249,378	8,600,185	—	8,849,563
Jersey	—	331,285	—	331,285
Luxembourg	—	183,219	—	183,219
Netherlands	201,699	108,894	—	310,593
Philippines	154,878	330,907	—	485,785
Singapore	—	1,271,301	—	1,271,301
South Africa	293,082	262,429	—	555,511
Spain	—	231,879	—	231,879
Sweden	73,736	418,598	—	492,334
Switzerland	—	575,388	—	575,388
Taiwan	—	99,697	—	99,697
Thailand	86,802	342,905	—	429,707
United Arab Emirates	—	789,094	—	789,094
United Kingdom	236,655	1,088,343	—	1,324,998
Rights
Philippines	—	—	4,682	4,682
Investment Companies [1]	24,540	—	—	24,540
Short-Term Investments [1]	874,763	—	—	874,763
Futures Contracts [2]	4,874	—	—	4,874

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Liabilities
Futures Contracts [2]	($152 )	$—	$—	($152 )
Total	$41,194,700	$32,809,698	$4,682	$74,009,080

*	Level 3 amount shown includes securities determined to have no value at November 30, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of the fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value (NAV) of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings (Unaudited) (continued)

hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of November 30, 2025, are disclosed in the fund’s Portfolio Holdings.
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